Transactions and Balances with Related Parties - Schedule of Compensation to Key Management Personnel for Employee Services (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule of Compensation to Key Management Personnel For Employee Services [Abstract]
Management fees, directors, and consulting fees	$ 341	$ 240	$ 262
Share-based payments	264	3	14
Total	$ 605	$ 243	$ 276
Number of persons	11	8	8